Subsequent Events		12 Months Ended
	Apr. 01, 2020	Dec. 31, 2019
Subsequent Events

4. Subsequent Events

Authorized Share Increase

On April 1, 2020 (subsequent to inception), the Company increased its authorized shares from 151 to 1,519,618,271 shares of common stock and 9,297,100 Series A convertible preferred stock, 1,108,675 of Series B convertible preferred stock and 11,055,981 of Series C convertible preferred stock.

Equity Incentive Plan

On April 1, 2020 (subsequent to inception), the board of directors approved a new equity incentive plan, or the 2020 Equity Incentive Plan or the Plan, that replaced the 2015 Share Award Scheme. The Plan is for employees, non-employee directors and consultants covering 4,379,139 shares of the Company’s common stock and authorizes the award of stock options, restricted stock awards, stock appreciation rights and restricted stock units.

Reorganization

On April 1, 2020 (subsequent to inception), the Company consummated the internal reorganization whereby the Company issued and sold to the existing shareholders of ALX Oncology Limited an aggregate of 3,166,946 shares of our common stock at purchase prices per share ranging from $0.007 to $1.91, an aggregate of 9,297,081 shares of our Series A convertible preferred stock at a purchase price per share of $6.58, an aggregate of 1,016,727 shares of our Series B convertible preferred stock at a purchase price per share of $9.4972 and an aggregate of 11,055,966 shares of our Series C convertible preferred stock at a purchase price per share of $9.4972, in exchange for promissory notes with an aggregate principal amount of $176.3 million. The Company also acquired 525,000,000 ordinary shares of ALX Oncology Limited in exchange for the promissory notes that were acquired in connection with such issuance and sale of the Company’s capital stock.

Reverse Stock Split

On July 8, 2020, the Company’s board of directors approved an amendment to the Company’s certificate of incorporation to effect a 1-for-6.5806 reverse split of its common stock and convertible preferred stock. The par values of the common stock and convertible preferred stock were not adjusted as a result of the reverse stock split. All authorized, issued and outstanding common stock and convertible preferred stock and related per share amounts contained in the financial statements have been retroactively adjusted to reflect this reverse stock split for all periods presented. The reverse stock split was effected on July 9, 2020.

Predecessor Company
Subsequent Events
(13)	SUBSEQUENT EVENTS

Series C Preferred Share Issuance

In February 2020, the Company entered into a Series C Preferred Share Purchase Agreement, or the Series C Agreement, with certain existing investors, employees and new investors, or collectively, the Series C Investors. Under the terms of the Series C Agreement, the Company authorized the sale and issuance of up to 11,055,981 Series C convertible preferred shares at a purchase price of $9.4972 per share. To date, all authorized Series C convertible preferred shares have been purchased with gross proceeds of $105.0 million.

Reorganization

On April 1, 2020, the Company completed an internal reorganization transaction pursuant to which ALX Oncology Limited became a wholly-owned subsidiary ALX Oncology Holdings Inc., a newly formed Delaware corporation. As part of the transaction, all of the equity, option and warrant holders of ALX Oncology Limited became equity, option and warrant holders of ALX Oncology Holdings Inc., holding the same number of corresponding shares, options and/or warrants in ALX Oncology Holdings Inc., as they did in the Company immediately prior to the reorganization.

Reverse Stock Split

On July 8, 2020, the Company’s board of directors approved an amendment to ALX Oncology Holdings Inc.’s certificate of incorporation to effect a 1-for-6.5806 reverse split of its ordinary shares and convertible preferred shares. The par values of the ordinary and convertible preferred shares were not adjusted as a result of the reverse stock split. All authorized, issued and outstanding ordinary shares and convertible preferred shares and related per share amounts contained in the consolidated financial statements have been retroactively adjusted to reflect this reverse stock split for all periods presented. The reverse stock split was effected on July 9, 2020.